Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal					$ 74,076	$ 40,007	$ 34,854
State and local					11,589	5,672	7,076
Total Current					85,665	45,679	41,930
Deferred					7,909	35,305	9,450
Total income tax provision	$ 19,769	$ 28,646	$ 42,809	$ 57,156	$ 93,574	$ 80,984	$ 51,380
Differences between the expected income tax provision and income taxes computed at the federal statutory rate
Expected federal tax rate (as a percent)					35.00%	35.00%	35.00%
State and local taxes, net of federal benefit (as a percent)					4.00%	3.90%	3.70%
Other permanent differences (as a percent)					0.60%	0.90%	0.80%
Valuation allowance (as a percent)					(0.60%)	(0.40%)	(4.00%)
Uncertain tax positions (as a percent)					(0.50%)	(3.10%)	(0.70%)
IRS audit settlements (as a percent)					(0.50%)
Non-controlling interest (as a percent)					(0.90%)	(0.90%)	(1.10%)
Sale of entities (as a percent)						2.70%
Other (as a percent)					(0.40%)		0.10%
Total (as a percent)					36.70%	38.10%	33.80%